Investments - Fair Value of Investments (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
Fixed maturity securities, available-for-sale, at fair value (amortized cost: $3,431.8, 2023: $3,271.4 (net of allowances for credit losses of $3.2, 2023: $1.3))
Debt Securities, Available-for-Sale [Line Items]
Total fixed maturity securities	$ 3,431.8	$ 3,271.4
Unrealized gains	9.1	22.4
Unrealized losses	(30.7)	(48.9)
Fair value	3,410.2	3,244.9
Fixed maturity securities, available-for-sale, at fair value (amortized cost: $3,431.8, 2023: $3,271.4 (net of allowances for credit losses of $3.2, 2023: $1.3)) | U.S. Treasuries
Debt Securities, Available-for-Sale [Line Items]
Total fixed maturity securities	698.5	692.4
Unrealized gains	1.1	4.1
Unrealized losses	(5.6)	(9.8)
Fair value	694.0	686.7
Fixed maturity securities, available-for-sale, at fair value (amortized cost: $3,431.8, 2023: $3,271.4 (net of allowances for credit losses of $3.2, 2023: $1.3)) | Agencies
Debt Securities, Available-for-Sale [Line Items]
Total fixed maturity securities	11.9	16.2
Unrealized gains	0.0	0.1
Unrealized losses	(0.1)	(0.1)
Fair value	11.8	16.2
Fixed maturity securities, available-for-sale, at fair value (amortized cost: $3,431.8, 2023: $3,271.4 (net of allowances for credit losses of $3.2, 2023: $1.3)) | Non-U.S. government
Debt Securities, Available-for-Sale [Line Items]
Total fixed maturity securities	44.6	77.6
Unrealized gains	0.1	0.2
Unrealized losses	(0.6)	(1.8)
Fair value	44.1	76.0
Fixed maturity securities, available-for-sale, at fair value (amortized cost: $3,431.8, 2023: $3,271.4 (net of allowances for credit losses of $3.2, 2023: $1.3)) | Corporate bonds
Debt Securities, Available-for-Sale [Line Items]
Total fixed maturity securities	1,951.9	1,798.4
Unrealized gains	5.5	14.7
Unrealized losses	(15.7)	(25.8)
Fair value	1,941.7	1,787.3
Fixed maturity securities, available-for-sale, at fair value (amortized cost: $3,431.8, 2023: $3,271.4 (net of allowances for credit losses of $3.2, 2023: $1.3)) | Residential mortgage-backed
Debt Securities, Available-for-Sale [Line Items]
Total fixed maturity securities	280.9	192.0
Unrealized gains	1.0	2.0
Unrealized losses	(6.3)	(5.8)
Fair value	275.6	188.2
Fixed maturity securities, available-for-sale, at fair value (amortized cost: $3,431.8, 2023: $3,271.4 (net of allowances for credit losses of $3.2, 2023: $1.3)) | Commercial mortgage-backed
Debt Securities, Available-for-Sale [Line Items]
Total fixed maturity securities	23.6	53.1
Unrealized gains	0.0	0.0
Unrealized losses	(0.2)	(2.0)
Fair value	23.4	51.1
Fixed maturity securities, available-for-sale, at fair value (amortized cost: $3,431.8, 2023: $3,271.4 (net of allowances for credit losses of $3.2, 2023: $1.3)) | Other asset backed securities
Debt Securities, Available-for-Sale [Line Items]
Total fixed maturity securities	420.4	441.7
Unrealized gains	1.4	1.3
Unrealized losses	(2.2)	(3.6)
Fair value	419.6	439.4
Short-term investments, available-for-sale, at fair value (amortized cost: $86.9, 2023: $49.0 (net of allowances for credit losses of $nil, 2023: $nil))
Debt Securities, Available-for-Sale [Line Items]
Total fixed maturity securities	86.9	49.0
Unrealized gains	0.0	0.0
Unrealized losses	0.0	0.0
Fair value	86.9	49.0
Short-term investments, available-for-sale, at fair value (amortized cost: $86.9, 2023: $49.0 (net of allowances for credit losses of $nil, 2023: $nil)) | U.S. Treasuries
Debt Securities, Available-for-Sale [Line Items]
Total fixed maturity securities	86.9	49.0
Unrealized gains	0.0	0.0
Unrealized losses	0.0	0.0
Fair value	$ 86.9	$ 49.0